Note 8 - Goodwill and Intangible Assets (Details Textual) € in Thousands	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Goodwill, Ending Balance	€ 2,412	€ 2,412	€ 2,412
Number of Reporting Units	2
Amortization of Intangible Assets, Total	€ 74	€ 42	€ 6
Urology Devices and Services (UDS) [Member]
Goodwill, Ending Balance	€ 1,767
Urology Devices and Services (UDS) [Member] | Measurement Input, Discount Rate [Member]
Goodwill, Measurement Input	10
High Intensity Focused Ultrasound (HIFU) [Member]
Goodwill, Ending Balance	€ 645
High Intensity Focused Ultrasound (HIFU) [Member] | Measurement Input, Discount Rate [Member]
Goodwill, Measurement Input	15